FAIR VALUE OF ASSETS AND LIABILITIES - Significant unobservable inputs and and the sensitivity of these fair values (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 COP ($) USD ($)	Dec. 31, 2018 COP ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 COP ($)
Disclosure of fair value of assets and liabilities [Line Items]
Fair Value	$ 329,258			$ 375,395
Price [Member] | PA Viva Malls
Disclosure of fair value of assets and liabilities [Line Items]
Fair Value				1,119,973
Discounted cash flow [member]
Disclosure of fair value of assets and liabilities [Line Items]
Fair Value	$ 128,079			213,516
Significant unobservable input, assets	11.19	11.17
Discounted cash flow [member] | Yield [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Fair Value				206,950
Market comparable prices [member] | Price [Member] | PA Viva Malls
Disclosure of fair value of assets and liabilities [Line Items]
Fair Value	$ 1,249,818
Trading equity securities | Market comparable prices [member] | Price [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Fair Value	1,079,700			1,539,600
Securities issued or secured by other financial entities
Disclosure of fair value of assets and liabilities [Line Items]
Fair Value	126,049
Corporate bonds | Discounted cash flow [member]
Disclosure of fair value of assets and liabilities [Line Items]
Fair Value	$ 2,030
Significant unobservable input, assets	0.51
Effect on fairvalue of assets due to increase in basis point	$ 2,005
Effect on fair value of assets due to decrease in basis point	2,063
Option contract | Black-Scholes [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Fair Value	$ 46,917
Significant unobservable input, assets	83.00
Effect on fairvalue of assets due to increase in basis point	$ 46,561
Effect on fair value of assets due to decrease in basis point	47,134
Option contract | Black-Scholes [Member] | Credit spread [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Fair Value				141,501
Significant unobservable input, assets		2.96
Effect on fairvalue of assets due to increase in basis point		$ 140,844
Effect on fair value of assets due to decrease in basis point		$ 155,113
Forward contract | Discounted cash flow [member]
Disclosure of fair value of assets and liabilities [Line Items]
Fair Value	$ 126,662
Significant unobservable input, assets	3.73
Effect on fairvalue of assets due to increase in basis point	$ 126,289
Effect on fair value of assets due to decrease in basis point	127,036
Forward contract | Discounted cash flow [member] | Credit spread [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Significant unobservable input, assets		2.58
Effect on fairvalue of assets due to increase in basis point		$ 139,506
Effect on fair value of assets due to decrease in basis point		$ 136,941
Forward contract | Market comparable prices [member] | Price [Member] | PA Viva Malls
Disclosure of fair value of assets and liabilities [Line Items]
Fair Value				144,383
Swap contract | Discounted cash flow [member]
Disclosure of fair value of assets and liabilities [Line Items]
Fair Value	$ 155,679
Significant unobservable input, assets	5.52
Effect on fairvalue of assets due to increase in basis point	$ 150,683
Effect on fair value of assets due to decrease in basis point	$ 149,630
Swap contract | Discounted cash flow [member] | Credit spread [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Fair Value				89,511
Significant unobservable input, assets		0.77
Effect on fairvalue of assets due to increase in basis point		$ 88,834
Effect on fair value of assets due to decrease in basis point		$ 89,876
TIPS, securities issued by other institutions one [Member] | Debt Securities | Discounted cash flow [member] | Yield [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Significant unobservable input, assets	3.24	0.69
Effect on fairvalue of assets due to increase in basis point	$ 90,111	$ 160,056
Effect on fair value of assets due to decrease in basis point	92,906	168,000
TIPS, securities issued by other institutions two [Member] | Debt Securities | Discounted cash flow [member] | Yield [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Effect on fairvalue of assets due to increase in basis point		160,162
Effect on fair value of assets due to decrease in basis point		$ 167,881
TIPS, securities issued by other institutions two [Member] | Debt Securities | Discounted cash flow [member] | Liquidity risk premium [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Fair Value	91,671			164,401
Significant unobservable input, assets		3.58
TIPS, securities issued by other institutions TIPS three [Member] | Debt Securities | Discounted cash flow [member]
Disclosure of fair value of assets and liabilities [Line Items]
Effect on fairvalue of assets due to increase in basis point	93,882	$ 164,102
Effect on fair value of assets due to decrease in basis point	91,278	$ 163,602
Other bonds, securities issued by other institutions [Member] | Debt Securities | Discounted cash flow [member] | Yield [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Fair Value	$ 34,378			34,961
Significant unobservable input, assets	0.92	0.60
Effect on fairvalue of assets due to increase in basis point	$ 33,364	$ 33,700
Effect on fair value of assets due to decrease in basis point	$ 35,448	$ 36,299
Other bonds, securities issued by other institutions [Member] | Debt Securities | Discounted cash flow [member] | Liquidity risk premium [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Significant unobservable input, assets	3.21
Effect on fairvalue of assets due to increase in basis point	$ 33,107
Effect on fair value of assets due to decrease in basis point	35,135
Securitisations, securities issued by other institutions [Member] | Debt Securities | Discounted cash flow [member] | Yield [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Significant unobservable input, assets		(3.04)
Effect on fairvalue of assets due to increase in basis point		$ 33,142
Effect on fair value of assets due to decrease in basis point		$ 35,678
Time deposit, securities issued by other institutions [Member] | Debt Securities | Discounted cash flow [member] | Yield [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Fair Value				5,394
Significant unobservable input, assets		2.04
Effect on fairvalue of assets due to increase in basis point		$ 5,376
Effect on fair value of assets due to decrease in basis point		$ 5,421
Multilateral bonds [Member] | Debt Securities | Discounted cash flow [member] | Yield [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Significant unobservable input, assets		(0.05)	(0.05)
Effect on fairvalue of assets due to increase in basis point		$ 2,187
Effect on fair value of assets due to decrease in basis point		$ 2,197
Multilateral bonds [Member] | Securities issued or secured by other financial entities | Discounted cash flow [member] | Yield [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Fair Value				2,194
Governments bonds [Member] | Discounted cash flow [member] | Yield [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Fair Value				6,407
Significant unobservable input, assets		0.32
Effect on fairvalue of assets due to increase in basis point		$ 6,406
Effect on fair value of assets due to decrease in basis point		$ 6,413
Total securities issued by foreign governments [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Fair Value	$ 0
Total securities issued by foreign governments [Member] | Discounted cash flow [member] | Yield [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Fair Value				159
Significant unobservable input, assets		0.27
Effect on fairvalue of assets due to increase in basis point		$ 159
Effect on fair value of assets due to decrease in basis point		$ 160
Total securities issued by foreign governments [Member] | Trading equity securities | Market comparable prices [member] | Price [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Fair Value				$ 6,407
Bottom of range | Corporate bonds | Debt Securities | Discounted cash flow [member] | Yield [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Significant unobservable input, assets	0.51
Bottom of range | Option contract | Black-Scholes [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Significant unobservable input, assets	0.00
Bottom of range | Option contract | Black-Scholes [Member] | Credit spread [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Significant unobservable input, assets		0.00
Bottom of range | Forward contract | Discounted cash flow [member]
Disclosure of fair value of assets and liabilities [Line Items]
Significant unobservable input, assets	0.00
Bottom of range | Forward contract | Discounted cash flow [member] | Credit spread [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Significant unobservable input, assets		0.00
Bottom of range | Swap contract | Discounted cash flow [member]
Disclosure of fair value of assets and liabilities [Line Items]
Significant unobservable input, assets	0.00
Bottom of range | Swap contract | Discounted cash flow [member] | Credit spread [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Significant unobservable input, assets		0.00
Bottom of range | TIPS, securities issued by other institutions one [Member] | Debt Securities | Discounted cash flow [member] | Yield [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Significant unobservable input, assets	0.48	0.16
Bottom of range | TIPS, securities issued by other institutions two [Member] | Debt Securities | Discounted cash flow [member] | Liquidity risk premium [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Significant unobservable input, assets		0.00
Bottom of range | Other bonds, securities issued by other institutions [Member] | Debt Securities | Discounted cash flow [member] | Yield [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Significant unobservable input, assets	0.81	0.14
Bottom of range | Other bonds, securities issued by other institutions [Member] | Debt Securities | Discounted cash flow [member] | Liquidity risk premium [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Significant unobservable input, assets	2.81
Bottom of range | Securitisations, securities issued by other institutions [Member] | Debt Securities | Discounted cash flow [member] | Yield [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Significant unobservable input, assets		2.80
Bottom of range | Time deposit, securities issued by other institutions [Member] | Debt Securities | Discounted cash flow [member] | Yield [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Significant unobservable input, assets		2.04
Top of range | Option contract | Black-Scholes [Member] | Price [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Significant unobservable input, assets	32.00
Top of range | Option contract | Black-Scholes [Member] | Credit spread [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Significant unobservable input, assets		21.55
Top of range | Forward contract | Discounted cash flow [member] | Credit spread [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Significant unobservable input, assets	19.80	54.30
Top of range | Swap contract | Discounted cash flow [member] | Credit spread [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Significant unobservable input, assets	40.00	18.81
Top of range | TIPS, securities issued by other institutions one [Member] | Debt Securities | Discounted cash flow [member] | Yield [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Significant unobservable input, assets	6.41	0.90
Top of range | TIPS, securities issued by other institutions two [Member] | Debt Securities | Discounted cash flow [member] | Liquidity risk premium [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Significant unobservable input, assets		9.38
Top of range | Other bonds, securities issued by other institutions [Member] | Debt Securities | Discounted cash flow [member] | Yield [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Significant unobservable input, assets	1.06	0.89
Top of range | Other bonds, securities issued by other institutions [Member] | Debt Securities | Discounted cash flow [member] | Liquidity risk premium [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Significant unobservable input, assets	3.88
Top of range | Securitisations, securities issued by other institutions [Member] | Debt Securities | Discounted cash flow [member] | Yield [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Significant unobservable input, assets		3.48